OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative)	12 Months Ended
	Jul. 31, 2023 CAD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 USD ($)	May 01, 2021 CAD ($)
Right-of-use asset	$ 27,211	$ 37,106	$ 37,106	$ 47,001
Lease liability					$ 49,475
Lease expiration date	Apr. 29, 2026
Description of lease liability	The lease liability represents a monthly payment of $1,066 for the period from May 1, 2021 to April 30, 2023, $1,121 for the period from May 1, 2023 to April 30, 2024, and $1,175 for the period from May 1, 2024 to April 30, 2026.
Lease liability, discount rate					12.00%